Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Purchases during the year	$ 7
Accumulated depreciation:
Depreciation during the year	20
Depreciated cost	46
NIS [Member]
Cost:
Beginning Balance	2,819	$ 2,782
Purchases during the year	24	40	$ 177
Sale of fixed assets			10
Ending Balance	2,843	2,819	2,782
Accumulated depreciation:
Beginning Balance	2,614	2,546
Depreciation during the year	69	71	64
Sale of fixed assets		(3)
Ending Balance	2,683	2,614	2,546
Depreciated cost	160	205
Laboratory equipment [Member] | NIS [Member]
Cost:
Beginning Balance	977	974
Purchases during the year	24	3
Sale of fixed assets
Ending Balance	1,001	977	974
Accumulated depreciation:
Beginning Balance	880	867
Depreciation during the year	45	13
Sale of fixed assets
Ending Balance	925	880	867
Depreciated cost	76	97
Computers, office furniture and equipment [Member] | NIS [Member]
Cost:
Beginning Balance	1,196	1,162
Purchases during the year		37
Sale of fixed assets		(3)
Ending Balance	1,196	1,196	1,162
Accumulated depreciation:
Beginning Balance	1,095	1,042
Depreciation during the year	22	56
Sale of fixed assets		(3)
Ending Balance	1,117	1,095	1,042
Depreciated cost	79	101
Leasehold improvements [Member] | NIS [Member]
Cost:
Beginning Balance	646	646
Purchases during the year
Sale of fixed assets
Ending Balance	646	646	646
Accumulated depreciation:
Beginning Balance	639	637
Depreciation during the year	2	2
Sale of fixed assets
Ending Balance	641	639	$ 637
Depreciated cost	$ 5	$ 7